COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit		$ 3,591			$ 7,215
Guarantees as security	€ 1,700	$ 1,828		€ 1,700	$ 1,868
EBIDA tax rate excluding applicable taxes	10.00%	10.00%
Third Related Party [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable			$ 500
Agency fee payable fixed amount		$ 3,226		€ 3,000
Third Related Party Two [Member]
Commitments And Contingencies [Line Items]
Commision expected to be received by third party			2.00%
Third Related Party Two [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Commision expected to be received by third party			1.25%
Third Related Party Two [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Commision expected to be received by third party			1.75%